Provisions - Details of Provisions (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Other Provisions [Abstract]
Current	£ 603	£ 625	£ 178
Non-current	452	536	565
Total	£ 1,055	£ 1,161	£ 743